INCOME TAXES (Details 2) (CNY) In Thousands, unless otherwise specified	Sep. 30, 2013	Sep. 30, 2012
Deferred Tax Assets, Tax Credit Carryforwards	77,848	158,634
2013
Deferred Tax Assets, Tax Credit Carryforwards	12,836	15,747
2014
Deferred Tax Assets, Tax Credit Carryforwards	0	0
2015
Deferred Tax Assets, Tax Credit Carryforwards	10,997	10,997
2016
Deferred Tax Assets, Tax Credit Carryforwards	15,141	54,491
2017
Deferred Tax Assets, Tax Credit Carryforwards	24,807	77,399
2018
Deferred Tax Assets, Tax Credit Carryforwards	14,067	0